Consolidated Balance Sheets (JPY ¥)	Mar. 31, 2014		Mar. 31, 2013
ASSETS
Cash and due from banks (Note 8)	¥ 3,689,228,000,000		¥ 3,619,253,000,000
Interest-earning deposits in other banks (Notes 8 and 31)	20,500,676,000,000		8,111,887,000,000
Call loans and funds sold (Note 10)	919,132,000,000		618,596,000,000
Receivables under resale agreements (Notes 15 and 31)	7,300,037,000,000		5,659,512,000,000
Receivables under securities borrowing transactions (Note 15)	4,210,057,000,000		2,615,172,000,000
Trading account assets (including assets pledged that secured parties are permitted to sell or repledge of ¥11,847,846 and ¥12,984,404 in 2013 and 2014) (including ¥16,290,536 and ¥18,251,847 measured at fair value under fair value option in 2013 and 2014) (Notes 8, 15, 23 and 31)	40,646,275,000,000		40,826,384,000,000
Investment securities (Notes 3, 8 and 31):
Securities available-for-sale-carried at fair value (including assets pledged that secured parties are permitted to sell or repledge of ¥1,974,928 and ¥3,053,872 in 2013 and 2014)	51,885,652,000,000		58,844,069,000,000
Securities being held-to-maturity-carried at amortized cost (including assets pledged that secured parties are permitted to sell or repledge of ¥300,821 and ¥110,100 in 2013 and 2014) (fair value of ¥2,188,070 and ¥2,735,127 in 2013 and 2014)	2,706,982,000,000		2,131,164,000,000
Other investment securities	737,617,000,000		889,952,000,000
Total investment securities	55,330,251,000,000		61,865,185,000,000
Loans, net of unearned income, unamortized premiums and deferred loan fees (including assets pledged that secured parties are permitted to sell or repledge of ¥1,952,868 and ¥1,608,498 in 2013 and 2014) (Notes 4 and 8)	110,276,411,000,000	[1]	98,590,229,000,000	[1]
Allowance for credit losses (Note 4)	(1,094,420,000,000)		(1,335,987,000,000)
Net loans	109,181,991,000,000		97,254,242,000,000
Premises and equipment-net (Note 5)	1,236,648,000,000		1,059,054,000,000
Accrued interest	277,222,000,000		255,192,000,000
Customers' acceptance liability	126,838,000,000		90,216,000,000
Intangible assets-net (Notes 2 and 6)	1,133,354,000,000		866,153,000,000
Goodwill (Notes 2 and 6)	728,515,000,000		417,956,000,000
Deferred tax assets (Notes 7 and 14)	362,267,000,000		514,679,000,000
Other assets (including ¥3,006 and ¥2,000 measured at fair value under fair value option in 2013 and 2014) (Notes 8, 13, 14 and 31)	8,018,586,000,000		6,785,795,000,000
Total assets	253,661,077,000,000		230,559,276,000,000
LIABILITIES AND EQUITY
Deposits (Notes 8 and 9): Domestic offices, Non-interest-bearing	16,644,469,000,000		15,327,957,000,000
Deposits (Notes 8 and 9): Domestic offices, Interest-bearing	104,860,603,000,000		103,003,820,000,000
Deposits (Notes 8 and 9): Overseas offices, Non-interest-bearing	4,478,271,000,000		3,481,750,000,000
Deposits (Notes 8 and 9): Overseas offices, Interest-bearing	36,534,443,000,000		26,396,212,000,000
Total deposits	162,517,786,000,000		148,209,739,000,000
Call money and funds purchased (Notes 8 and 10)	3,417,455,000,000		4,010,582,000,000
Payables under repurchase agreements (Notes 8 and 15)	21,268,072,000,000		15,700,394,000,000
Payables under securities lending transactions (Notes 8 and 15)	5,520,718,000,000		3,992,950,000,000
Due to trust account (Note 11)	750,210,000,000		633,029,000,000
Other short-term borrowings (including ¥5,041 and ¥28,875 measured at fair value under fair value option in 2013 and 2014) (Notes 8, 12 and 31)	11,106,071,000,000		11,608,598,000,000
Trading account liabilities (Notes 15, 23 and 31)	11,981,978,000,000		14,969,482,000,000
Obligations to return securities received as collateral (Notes 15 and 31)	3,971,454,000,000		3,034,547,000,000
Bank acceptances outstanding	126,838,000,000		90,216,000,000
Accrued interest	143,362,000,000		136,712,000,000
Long-term debt (including ¥564,845 and ¥687,927 measured at fair value under fair value option in 2013 and 2014) (Notes 8, 12 and 31)	14,498,678,000,000		12,182,358,000,000
Other liabilities (Notes 1, 7, 8, 13, 14 and 26)	5,607,011,000,000		5,048,689,000,000
Total liabilities	240,909,633,000,000		219,617,296,000,000
Commitments and contingent liabilities (Notes 24 and 26)
Mitsubishi UFJ Financial Group shareholders' equity (Note 21):
Capital stock (Notes 16 and 17): Preferred stock-aggregate liquidation preference of ¥390,001 in 2013 and 2014, with no stated value	442,100,000,000		442,100,000,000
Capital stock (Notes 16 and 17): Common stock-authorized, 33,000,000,000 shares; issued, 14,158,585,720 shares and 14,164,026,420 shares in 2013 and 2014, with no stated value	1,647,145,000,000		1,646,035,000,000
Capital surplus (Note 17)	6,363,413,000,000		6,348,133,000,000
Retained earnings (Notes 18 and 35):
Appropriated for legal reserve	239,571,000,000		239,571,000,000
Unappropriated retained earnings	2,157,639,000,000		1,361,620,000,000
Accumulated other comprehensive income, net of taxes (Note 19)	1,357,682,000,000		574,347,000,000
Treasury stock, at cost-4,374,857 common shares and 3,389,416 common shares in 2013 and 2014	(2,510,000,000)		(3,011,000,000)
Total Mitsubishi UFJ Financial Group shareholders' equity	12,205,040,000,000		10,608,795,000,000
Noncontrolling interests (Note 20)	546,404,000,000		333,185,000,000
Total equity	12,751,444,000,000		10,941,980,000,000
Total liabilities and equity	253,661,077,000,000		230,559,276,000,000
Consolidated VIEs [Member]
ASSETS
Cash and due from banks (Note 8)	3,167,000,000		2,692,000,000
Interest-earning deposits in other banks (Notes 8 and 31)	33,158,000,000		26,087,000,000
Trading account assets (including assets pledged that secured parties are permitted to sell or repledge of ¥11,847,846 and ¥12,984,404 in 2013 and 2014) (including ¥16,290,536 and ¥18,251,847 measured at fair value under fair value option in 2013 and 2014) (Notes 8, 15, 23 and 31)	2,219,754,000,000		2,376,590,000,000
Investment securities (Notes 3, 8 and 31):
Total investment securities	867,779,000,000		701,873,000,000
Loans, net of unearned income, unamortized premiums and deferred loan fees (including assets pledged that secured parties are permitted to sell or repledge of ¥1,952,868 and ¥1,608,498 in 2013 and 2014) (Notes 4 and 8)	7,019,653,000,000		6,814,877,000,000
Net loans	7,019,653,000,000		6,814,877,000,000
All other assets	236,131,000,000		254,978,000,000
Total assets	10,379,642,000,000		10,177,097,000,000
LIABILITIES AND EQUITY
Other short-term borrowings (including ¥5,041 and ¥28,875 measured at fair value under fair value option in 2013 and 2014) (Notes 8, 12 and 31)	44,221,000,000		39,773,000,000
Long-term debt (including ¥564,845 and ¥687,927 measured at fair value under fair value option in 2013 and 2014) (Notes 8, 12 and 31)	966,838,000,000		1,166,694,000,000
All other liabilities	259,404,000,000		378,679,000,000
Total liabilities	¥ 1,270,463,000,000		¥ 1,585,146,000,000

[1]	The above table includes loans held for sale of ¥35,261 million and ¥46,635 million at March 31, 2013 and 2014, respectively, which are carried at the lower of cost or estimated fair value.